Cover	May 20, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 20, 2025
Entity Registrant Name	ARES STRATEGIC INCOME FUND
Entity Incorporation, State or Country Code	DE
Securities Act File Number	814-01512
Entity Tax Identification Number	88-6432468
Entity Address, Address Line One	245 Park Avenue
Entity Address, Address Line Two	44th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	212
Local Phone Number	750-7300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001918712
Amendment Flag	false